Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Currency translation adjustments	$ (36,188)	$ (70,154)
Currency impact on long term funding (Net of tax)	(182)	(13,912)
Actuarial loss on defined benefit pension plan (note 9)	(5,855)	(5,905)
Unrealized capital loss – investments (note 3)	(295)	(23)
Total	(38,713)	(86,300)
Interest Rate Contract [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Hedges	4,658	4,658
Amortization of interest rate hedge	(1,887)	(964)
Foreign Exchange Forward [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Hedges	$ 1,036	$ 0